SCHEDULE OF INVESTMENTS
March 31, 2001 (Unaudited)


THE STARWOOD STRATEGIC FUND
Common Stocks - 1.4%                                                             Shares                   Value

Beverages - 0.4%
Coca-Cola Co.                                                                           9                   $4,064
PepsiCo, Inc.                                                                          90                    3,956
                                                                                                  -----------------
                                                                                                             8,020
                                                                                                  -----------------
Fire, Marine & Casualty Insurance - 0.3%
American International Group, Inc.                                                     60                    4,830
                                                                                                  -----------------
Insurance Agents Brokers & Services - 0.2%
Marsh & McLennan Companies, Inc.                                                       50                    4,752
                                                                                                  -----------------
Pharmaceutical Preparations - 0.3%
Allergan, Inc.                                                                         75                    5,561
                                                                                                  -----------------
Services-Computer Integrated Systems Design - 0.1%
Cerner Corp. (a)                                                                       60                    2,055
                                                                                                  -----------------
Services-Computer Processing & Data Preparation - 0.1%
Fiserv, Inc. (a)                                                                       60                    2,684
                                                                                                  -----------------
   TOTAL COMMON STOCKS (Cost $35,113)                                                                       27,902
                                                                                                  -----------------

Repurchase Agreement - 98.7%
Firstar Bank Repo, 3.75%, 04/02/01                                              2,015,000                 2,015,000
                                                                                                  -----------------
(Cost $2,015,000)

TOTAL INVESTMENTS - 100.1% (Cost $2,050,113)                                                              2,042,902
                                                                                                  ------------------

Liabilities in excess of other assets - (0.1)%                                                                (1,171)
                                                                                                  -------------------
Total Net Assets - 100.0%                                                                                $ 2,041,731
                                                                                                  ===================

(a) Non-income producing security


See accompanying notes which are an integral part of the financial statements.

March 31, 2001 (Unaudited)

THE TAXABLE MONEY MARKET FUND

                                                                                Principal
                                                                                 Amount                   Value
Commercial Paper - 60.4%
AT&T Corp., 5.09%, 11/21/2001                                                   1,900,000                $1,837,381
Bell South Corp., 4.68%, 5/30/2001                                              2,000,000                 1,984,660
Coca Cola Co., 4.85%, 6/7/2001                                                  1,945,000                 1,927,444
Emerson Electric Co., 4.76%, 5/30/2001                                          2,000,000                 1,984,395
Exxon Project, 5.17%, 4/4/2001                                                  1,900,000                 1,899,181
Florida Power & Light, 5.10%, 4/9/2001                                          1,000,000                   998,867
Ford Motor Credit Co., 5.48%, 4/5/2001                                          1,955,000                 1,953,809
GE Capital Corp., 5.33%, 5/21/2001                                              2,000,000                 1,985,194
Gillette Co., 5.49%, 4/16/2001                                                  1,965,000                 1,960,505
General Motors Acceptance Corp., 5.36%, 5/7/2001                                2,000,000                 1,989,280
Merrill Lynch and Co., Inc., 5.20%, 5/1/2001                                    1,985,000                 1,976,398
United Technologies Corp., 4.98%, 4/25/2001                                     1,935,000                 1,928,576
Verizon Global Funding Group, 5.43%, 4/9/2001                                   1,940,000                 1,937,659
Walt Disney Co., 6.28%, 5/14/2001                                               1,790,000                 1,776,574

    Total Commercial Paper (Cost $26,139,923)                                                            26,139,923
                                                                                                         ----------

U.S.  Government Securities - 27.3%
Federal National Mortgage Association, 0.00%, 5/31/2001                         1,960,000                 1,944,222
Federal National Mortgage Association, 6.47%, 4/15/2002                           875,000                   877,916
Federal Home Loan Bank, 6.375%, 3/21/2011                                       2,000,000                 2,002,418
Federal Home Loan Bank, 6.521%, 9/28/2001                                       2,000,000                 2,000,252
Federal Home Loan Bank, 6.50%, 9/19/2001                                        2,000,000                 1,999,719
Federal Home Loan Bank, 6.50%, 5/15/2001                                        1,000,000                   999,741
Federal Home Loan Bank, 6.66%, 10/3/2001                                        2,000,000                 2,000,000

     Total U.S. Government Securities (Cost $11,824,267)                                                 11,824,268
                                                                                                    -----------------

Repurchase Agreement - 9.6%
Firststar Bank Repo
 (Collateralized by GNMA Adjustable Rate 3.75%, Market Value $4,232,955, 4/2/2001)
Total Repurchase Agreement (Cost $4,150,000)                                                            4,150,000.00
                                                                                                    -----------------

TOTAL INVESTMENTS - 97.3% (Cost $42,114,190)                                                              42,114,191
                                                                                                    -----------------
Other assets less liabilities - 2.7%                                                                       1,169,866
                                                                                                    -----------------

TOTAL NET ASSETS - 100.0%                                                                               $ 43,284,057
                                                                                                    =================




See accompanying notes which are an integral part of the financial statements.

March 31, 2001 (Unaudited)

THE SELECT TECHNOLOGY INDEX FUND

Common Stocks - 87.7%                                                            Shares             Value

Biological Products (No Diagnostic Substances) - 4.5%
Amgen, Inc. (a)                                                                    235              $14,144
Biogen, Inc. (a)                                                                   235               14,878
                                                                                                   -----------
                                                                                                     29,022
                                                                                                   -----------
Chemicals & Allied Products - 1.8%
Pharmacia Corp.                                                                    235               11,837
                                                                                                   -----------
Communications Equipment - 0.7%
McData Corp. - Class A (a)                                                           8                  163
Sensormatic Electronics Corp. (a)                                                  235                4,465
                                                                                                    ----------
                                                                                                      4,628
                                                                                                    ----------
Computer & Office Equipment - 5.2%
Hewlett-Packard Co.                                                                235                7,348
International Business Machines Corp.                                              235               22,602
Unisys Corp. (a)                                                                   235                3,290
                                                                                                    ----------
                                                                                                     33,240
                                                                                                    ----------
Computer Communications Equipment - 1.6%
3Com Corp. (a)                                                                     235                1,344
Adaptec, Inc. (a)                                                                  235                2,038
Cabletron Systems, Inc. (a)                                                        235                3,032
Cisco Systems, Inc. (a)                                                            235                3,716
                                                                                                   ----------
                                                                                                     10,130
                                                                                                   ----------
Computer Peripheral Equipment - 1.5%
Symbol Technologies, Inc.                                                          235                8,202
Xerox Corp.                                                                        235                1,408
                                                                                                   -----------
                                                                                                      9,610
                                                                                                   -----------
Computer Storage Devices - 1.9%
EMC Corp. (a)                                                                      235                6,909
Quantum Corp. (a)                                                                  235                2,726
Storage Technology Corp. (a)                                                       235                2,559
                                                                                                   ----------
                                                                                                     12,194
                                                                                                   ----------
Computer Terminals - 0.3%
Palm, Inc. (a)                                                                     235                1,975
                                                                                                   ----------
Electrical Industrial Apparatus - 0.5%
American Power Conversion Corp. (a)                                                235                3,029
                                                                                                   ----------
Electromedical & Electrotherapeutic Apparatus - 2.0%
Saint Jude Medical, Inc. (a)                                                       235               12,655
                                                                                                   ----------

Electronic Computers - 4.5%
Apple Computer, Inc. (a)                                                           235                5,186
Ceridian Corp. (a)                                                                 235                4,348
Compaq Computer Corp.                                                              235                4,277
Dell Computer Corp. (a)                                                            235                6,037
Gateway, Inc. (a)                                                                  235                3,950
Micron Electronics, Inc. (a)                                                       235                  395
Silicon Graphics, Inc. (a)                                                         235                  926
Sun Microsystems, Inc (a)                                                          235                3,612
                                                                                                   -----------
                                                                                                     28,731
                                                                                                   -----------




See accompanying notes which are an integral part of the financial statements.

March 31, 2001 (Unaudited)

THE SELECT TECHNOLOGY INDEX FUND

Common Stocks - 87.7% - continued                                                Shares          Value

Glass, Glassware, Pressed Or Blown - 0.8%
Corning, Inc.                                                                      235            $4,862
                                                                                                 ----------

Instruments For Measuring & Testing Of  Electricity & Electric Signals - 4.8%
Agilent Technologies, Inc. (a)                                                     235             7,222
KLA Tencor Corp. (a)                                                               235             9,253
Tektronix, Inc. (a)                                                                235             6,413
Teradyne, Inc. (a)                                                                 235             7,755
                                                                                                 ----------
                                                                                                  30,643
                                                                                                 ----------
Pharmaceutical Preparations - 1.6%
Chiron (a)                                                                         235            10,311
                                                                                                 ----------

Printed Circuit Boards - 0.7%
Solectron Corp. (a)                                                                235             4,467
                                                                                                 -----------

Radio & TV Broadcasting & Communications Equipment - 2.9%
Harris Corp.                                                                       235             5,816
Motorola, Inc.                                                                     235             3,351
Scientific-Atla                                                                    235             9,773
                                                                                                 -----------
                                                                                                  18,940
                                                                                                 ------------
Radio Telephone Communications - 0.5%
Nextel Communications, Inc. - Class A (a)                                           235            3,378
                                                                                                 -------------
Semiconductors & Related Devices - 14.5%
Advanced Micro Devices, Inc. (a)                                                    235            6,237
Analog Devices (a)                                                                  235            8,516
Cypress Semiconductor Corp.(a)                                                      235            4,167
Intel Corp.                                                                         235            6,183
JDS Uniphase Corp. (a)                                                              235            4,333
Linear Technology Corp.                                                             235            9,650
LSI Logic Corp. (a)                                                                 235            3,697
Maxim Integrated Products, Inc. (a)                                                 235            9,774
Micron Technology, Inc. (a)                                                         235            9,760
National Semiconductor Corp. (a)                                                    235            6,286
Standard Microsystem Corp. (a)                                                      235            3,539
Texas Instruments, Inc.                                                             235            7,280
Vitesse Semiconductor Corp.  (a)                                                    235            5,596
Xilinx, Inc. (a)                                                                    235            8,254
                                                                                                 ----------
                                                                                                  93,272
                                                                                                 ----------
Services-Computer Integrated Systems Design - 3.6%
Alcatel Alsthom S.A. (b)                                                            235            6,759
Computer Sciences Corp. (a)                                                         235            7,602
Mentor Graphics Corp. (a)                                                           235            4,847
Yahoo, Inc. (a)                                                                     235            3,701
                                                                                                 ----------
                                                                                                  22,909
                                                                                                 -----------



See accompanying notes which are an integral part of the financial statements.

March 31, 2001 (Unaudited)

THE SELECT TECHNOLOGY INDEX FUND
Common Stocks - 87.7% - continued                                                Shares        Value

Services-Computer Processing & Data Preparation - 5.4%
First Data Corp.                                                                   235         $14,032
NCR Corp. (a)                                                                      235           9,172
Sunguard Data Systems, Inc. (a)                                                    235          11,569
                                                                                               -----------
                                                                                                34,773
                                                                                               ------------
Services-Computer Programming, Data Processing, Etc. - 3.5%
AOL-Time Warner, Inc. (a)                                                          235           9,435
Electronic Data Systems Corp.                                                      235          13,127
                                                                                               -------------
                                                                                                22,562
                                                                                               -------------
Services-Prepackaged Software - 15.9%
Autodesk, Inc.                                                                     235           7,182
BMC Software, Inc.                                                                 235           5,053
Cadence Design Systems, Inc. (a)                                                   235           4,345
Computer Associates International, Inc.                                            235           6,392
Compuware Corp. (a)                                                                235           2,291
Electronic Arts, Inc. (a)                                                          235          12,749
Informix Corporation International, Inc. (a)                                       235           1,270
Microsoft Corp. (a)                                                                235          12,852
Network Associates, Inc. (a)                                                       235           1,939
Norvel, Inc. (a)                                                                   235           1,175
Oracle Corp. (a)                                                                   235           3,520
Peoplesoft, Inc. (a)                                                               235           5,508
SAP Aktiengesellschaft Systems (b)                                                 235           6,813
Siebel Systems, Inc. (a)                                                           235           6,392
Sybase, Inc.                                                                       235           3,643
Symantec Corp. (a)                                                                 235           9,826
Synopsys, Inc. (a)                                                                 235          11,030
                                                                                              -------------
                                                                                               101,980
                                                                                              --------------
Special Industry Machinery - 4.4%
Applied Materials, Inc. (a)                                                        235          10,222
Kulicke & Soffa Industries, Inc. (a)                                               235           3,187
Lam Research Corp. (a)                                                             235           5,581
Norellus Systems, Inc. (a)                                                         235           9,532
                                                                                              --------------
                                                                                                28,522
                                                                                             ---------------
Surgical & Medical Instruments & Apparatus - 0.7%
Boston Scientific Corp. (a)                                                        235           4,742
                                                                                              ---------------
Telephone & Telegraph Apparatus - 3.6%
ADC Telecommunications, Inc. (a)                                                   235           1,998
Coherent, Inc. (a)                                                                 235           8,343
Nortel Networks Corp.                                                              235           3,302
Tellabs, Inc. (a)                                                                  235           9,562
                                                                                               --------------
                                                                                                23,205
                                                                                               --------------


See accompanying notes which are an integral part of the financial statements.

March 31, 2001 (Unaudited)

THE SELECT TECHNOLOGY INDEX FUND

Common Stocks - 87.7% - continued                                                Shares       Value

Telephone Communications (No Radio Telephone) - 0.4%
Lucent Technology                                                                  235         $2,343
                                                                                             -------------
TOTAL COMMON STOCKS (Cost $662,462)                                                           563,960
                                                                                             -------------

TOTAL INVESTMENTS - 87.7% (Cost $662,462 )                                                    563,960
                                                                                             -------------
Other assets less liabilities -12.3%                                                           79,127
                                                                                             --------------
Total Net Assets - 100.0%                                                                   $ 643,087
                                                                                            =================

(a) Non-Income Producing
(b) American Depositary Receipt




See accompanying notes which are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
 March 31, 2001 (Unaudited)

                                                                                               The Unified
                                                                          The Taxable              Select
                                                  The Starwood            Money Market          Technology
                                                  Strategic Fund             Fund                  Index
                                                   (Unaudited)             (Unaudited)          (Unaudited)
                                                 -----------------    -----------------   -----------------
ASSETS
      Investment in securities                         $ 2,042,902        $ 42,114,191           $ 563,960
      Cash                                                   1,987             904,559              79,133
      Dividend receivable                                       54                   -                  45
      Interest receivable                                      420             321,980                  53
      Receivable for fund shares sold                            -              25,759
      Other Receivables                                          -                                     240
                                                  -----------------   -----------------   -----------------
      Total assets                                       2,045,363          43,366,489             643,431

LIABILITIES

      Accrued shareholder servicing fee                      1,610              14,806                   -
      Accrued investment advisory fee                          949              57,863                 344
      Accrued 12b-1 fee                                      1,073               9,763                   -
                                                  -----------------   -----------------   -----------------

      Total liabilities                                      3,632              82,432                 344

NET ASSETS                                             $ 2,041,731        $ 43,284,057           $ 643,087
                                                  =================   =================   =================

Net Assets consist of:
     Paid in capital                                     2,637,590          43,286,219           1,035,358
     Accumulated undistributed net
          investment income (loss)                          13,468                   -            (292,384)
     Accumulated undistributed net
          realized gain (loss) on investments             (602,116)             (2,162)             (1,385)
     Net unrealized appreciation
          (depreciation) on investments                     (7,211)                  -             (98,502)
                                                  -----------------   -----------------   -----------------

Net Assets                                             $ 2,041,731        $ 43,284,057           $ 643,087
                                                  =================   =================   =================

Shares of capital stock
     Outstanding (no par value,
     unlimited shares authorized)                          250,798          43,286,219             112,198

Net asset value per share, offering
     and redemption price                                    $8.14               $1.00               $5.73





See accompanying notes which are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
 March 31, 2001 (Unaudited)

                                                                                              The Unified
                                                                        The Taxable             Select
                                                     The Starwood       Money Market          Technology
                                                     Strategic Fund         Fund                  Index
                                                  ------------------  -----------------   ----------------
INVESTMENT INCOME:

      Dividend income                                      $ 2,768                 $ -               $ 281
      Interest income                                       16,428           1,200,837                   -
      Miscellaneous income                                      89                   -                   -
                                                  -----------------   -----------------   -----------------
            Total net income                                19,285           1,200,837                 281
                                                  -----------------   -----------------   -----------------

EXPENSES:

      Shareholder servicing fee                              1,745              29,692                   -
      Investment advisory fee                                2,909             177,173               1,666
      12b-1 fee                                              1,163              19,686                   -
                                                  -----------------   -----------------   -----------------
            Total net expenses                               5,817             226,551               1,666
                                                  -----------------   -----------------   -----------------
NET INVESTMENT INCOME (LOSS)                                13,468             974,286              (1,385)
                                                  -----------------   -----------------   -----------------


REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS

     Net realized gain (loss) on investments              (545,796)                  -            (258,234)
     Change in net unrealized appreciation
        (depreciation) on investment securities             42,931                   -            (402,742)
                                                  -----------------
                                                                      -----------------   -----------------
     Net realized and unrealized gain/(loss)
     on investment securities                             (502,865)                  -            (660,976)
                                                  -----------------   -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                          $ (489,397)          $ 974,286          $ (662,361)
                                                  =================   =================   =================





See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
The Starwood Strategic Fund
                                                                                     Six months
                                                                                        ended              For the
                                                                                    March 31, 2001        year ended
                                                                                     (Unaudited)        Sept. 30, 2000
                                                                                ------------------     -----------------
Increase (Decrease)in Net Assets
Operations
   Net investment income (loss)                                                          $ 13,468             $ (11,915)
   Net realized gain (loss) on investment securities                                     (545,796)              537,100
   Change in net unrealized appreciation (depreciation)                                    42,931              (304,852)
                                                                                ------------------     -----------------
   Net increase (decrease) in net assets resulting from operations                       (489,397)              220,333
                                                                                ------------------     -----------------
Distributions to shareholders
   From net investment income                                                                   -                     -
   From net realized gain                                                                (427,259)             (185,333)
                                                                                ------------------     -----------------
   Total distributions                                                                   (427,259)             (185,333)
                                                                                ------------------     -----------------
Share Transactions
   Net proceeds from sale of shares                                                        44,287             1,204,014
   Shares issued in reinvestment of distributions                                         424,127               183,032
   Shares redeemed                                                                       (281,952)             (134,613)
                                                                                ------------------     -----------------
Net increase in net assets resulting
   from share transactions                                                                186,462             1,252,433
                                                                                ------------------     -----------------
Total increase (decrease) in net assets                                                  (730,194)            1,287,433
                                                                                ------------------     -----------------

Net Assets
   Beginning of period                                                                  2,771,925             1,484,492
                                                                                ------------------     -----------------
   End of period [including undistributed net
      investment income of $13,468 and $0, respectively]                              $ 2,041,731           $ 2,771,925
                                                                                ==================     =================

Capital Share Transactions
         Shares sold                                                                        4,217                80,446
         Shares issued in reinvestment of distributions                                    50,551                12,693
                                                                                ------------------     -----------------
Shares redeemed                                                                           (30,097)              (10,435)
                                                                                ------------------     -----------------
NET INCREASE (DECREASE) IN NUMBER OF
        SHARES OUTSTANDING                                                                 24,671                82,704
                                                                                ==================     =================

STATEMENT OF CHANGES IN NET ASSETS - continued The Taxable Money Market Fund
                                                                                   Six months
                                                                                      ended                 For the
                                                                                 March 31, 2001           year ended
                                                                                   (Unaudited)          Sept. 30, 2000
                                                                                -----------------      -----------------
Increase (Decrease) in Net Assets
Operations
   Net investment income                                                               $ 974,286            $ 1,947,242
   Net realized gain (loss) on investment securities                                           -                      -
                                                                                -----------------      -----------------
   Net increase in net assets resulting from operations                                  974,286              1,947,242
                                                                                -----------------      -----------------
Distributions to shareholders
   From net investment income                                                           (974,287)            (1,947,242)
   From net realized gain                                                                      -                      -
                                                                                -----------------      -----------------
   Total distributions                                                                  (974,287)            (1,947,242)
                                                                                -----------------      -----------------
Share Transactions
   Net proceeds from sale of shares                                                   61,225,413            137,721,205
   Shares issued in reinvestment of distributions                                        988,052              1,769,668
   Shares redeemed                                                                   (62,644,640)          (148,188,723)
                                                                                -----------------      -----------------

Net increase (decrease) in net assets resulting
   from share transactions                                                              (431,175)            (8,697,850)
                                                                                -----------------      -----------------
Total increase (decrease) in net assets                                                 (431,176)            (8,697,850)
                                                                                -----------------      -----------------

Net Assets
   Beginning of period                                                                43,715,233             52,413,083
                                                                                -----------------      -----------------
   End of period [including undistributed net
      investment income of $0 and $0, respectively]                                 $ 43,284,057           $ 43,715,233
                                                                                =================      =================

Capital Share Transactions
         Shares sold                                                                  61,225,413            137,721,204
         Shares issued in reinvestment of distributions                                  988,052              1,769,668
                                                                                -----------------      -----------------

Shares redeemed                                                                      (62,644,641)          (148,188,724)
                                                                                -----------------      -----------------

NET INCREASE (DECREASE)IN NUMBER OF
        SHARES OUTSTANDING                                                              (431,176)            (8,697,850)
                                                                                =================      =================

STATEMENT OF CHANGES IN NET ASSETS - continued The Unified Select Technology
Index
                                                                                   Six months
                                                                                     ended                   For the
                                                                                 March 31, 2001            year ended
                                                                                   (Unaudited)         September 30, 2000
                                                                                -----------------      -----------------
Increase (Decrease)in Net Assets
Operations
   Net investment loss                                                                  $ (1,385)              $ (9,078)
   Net realized gain (loss) on investment securities                                    (258,234)                96,189
   Change in net unrealized appreciation (depreciation)                                 (402,742)               421,227
                                                                                -----------------      -----------------
   Net increase (decrease) in net assets resulting from operations                      (662,361)               508,338
                                                                                -----------------      -----------------
Distributions to shareholders
   From net investment income                                                                  -                      -
   From net realized gain                                                               (101,929)                     -
                                                                                -----------------      -----------------
   Total distributions                                                                  (101,929)                     -
                                                                                -----------------      -----------------
Share Transactions
   Transfer in kind
   Net proceeds from sale of shares                                                       68,467              1,056,150
   Shares issued in reinvestment of distributions                                        100,981                      -
    Cost of shares redeemed                                                             (276,011)            (1,769,789)
Net increase (decrease) in net assets resulting
   from share transactions                                                              (106,563)              (713,639)
                                                                                -----------------      -----------------
   Total increase (decrease) in net assets                                              (870,853)              (205,301)
                                                                                -----------------      -----------------

Net Assets
   Beginning of period                                                                 1,513,940              1,719,241
                                                                                -----------------      -----------------
   End of period [including undistributed net
      investment income of $0]                                                         $ 643,087            $ 1,513,940
                                                                                =================      =================


Capital Share Transactions
         Shares sold                                                                       8,171                 70,770
         Shares issued in reinvestment of distributions                                   14,508                      -
                                                                                -----------------      -----------------
         Shares redeemed                                                                 (34,897)              (133,150)

NET INCREASE (DECREASE) IN NUMBER OF
        SHARES OUTSTANDING                                                               (12,218)               (62,380)
                                                                                =================      =================
(a) March 1, 1999 (commencement of operations) to September 30, 1999

FINANCIAL HIGHLIGHTS
The Starwood Strategic Fund
                                               Six months
                                                 ended
                                             March 31, 2001                      Years ended September 30,

                                                             --------------   ---------------   --------------   ---------------
                                              (Unaudited)        2000              1999             1998              1997
                                             -------------   --------------   ---------------   --------------   ---------------
Selected Per Share Data
Net asset value, beginning of period              $ 12.26          $ 10.35            $ 9.34           $ 9.30            $ 7.69
                                             -------------   --------------   ---------------   --------------   ---------------
Income from investment operations:
   Net investment income (loss)                      0.06            (0.06)            (0.06)           (0.03)            (0.26)
   Net realized and unrealized gain (loss)
    on investments                                  (2.26)            2.24              2.59             0.07              2.00
                                             -------------   --------------   ---------------   --------------   ---------------
Total from investment operations                    (2.20)            2.18              2.53             0.04              1.74
                                             -------------   --------------   ---------------   --------------   ---------------
Less distributions:
   Distributions from net investment income             -                -                 -                -                 -
   Distributions from net realized gains            (1.92)           (0.27)            (1.52)               -             (0.13)
                                             -------------   --------------   ---------------   --------------   ---------------
Total distributions                                 (1.92)           (0.27)            (1.52)               -             (0.13)
                                             -------------   --------------   ---------------   --------------   ---------------
Net asset value, end of period                     $ 8.14          $ 12.26           $ 10.35           $ 9.34            $ 9.30
                                             =============   ==============   ===============   ==============   ===============

Total Return (a)                                    (3.14)%         27.80%            31.79%            0.43% (b)        20.94%

Ratios and Supplemental Data
Net assets, end of period (000)                   $ 2,042          $ 2,772           $ 1,484          $ 1,003           $ 1,137

Ratio of expenses to average net assets             0.50% (c)        0.76%             1.50%            2.59%             4.26%
Ratio of expenses (after reimbursement)
   to average net assets                              N/A              N/A               N/A            1.50%             2.54%
Ratio of net investment income to
   average net assets                               1.16% (c)        (0.45)%           (0.57)%          (1.40)%           (2.97)%
Ratio of net investment income
    (after reimbursement) to average net assets       N/A              N/A               N/A            (0.31)%           (1.25)%
Portfolio turnover rate                           151.90% (c)      123.60%            89.62%          119.97%            76.09%

(a) For periods of less than one full year, total returns are not annualized.
(b) Total return would have been lower had certain expenses not been reduced during the periods shown.
(c) Annualized.

FINANCIAL HIGHLIGHTS - continued
The Taxable Money Market Fund           Six months
                                           ended
                                        March 31, 2001                     Years ended September 30,
                                                        ------------------------------   --------------   --------------
                                         (Unaudited)         2000            1999             1998             1997
                                       -------------    -------------   --------------   --------------   --------------
Selected Per Share Data
Net asset value, beginning of period         $ 1.00           $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                       -------------    -------------   --------------   --------------   --------------
Income from investment operations
   Net investment income (loss)                0.02             0.04             0.04             0.04             0.03
   Net realized and unrealized gain               -                -                -                -                -
                                       -------------    -------------   --------------   --------------   --------------
Total from investment operations               0.02             0.04             0.04             0.04             0.03
                                       -------------    -------------   --------------   --------------   --------------
Less distributions
  From net investment income                  (0.02)           (0.04)           (0.04)           (0.04)           (0.03)
                                       -------------    -------------   --------------   --------------   --------------
Total distributions                           (0.02)           (0.04)           (0.04)           (0.04)           (0.03)
                                       -------------    -------------   --------------   --------------   --------------
                                       -------------    -------------   --------------   --------------   --------------

Net asset value, end of period               $ 1.00           $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                       =============    =============   ==============   ==============   ==============

Ratios and Supplemental Data
Net assets, end of period (000)            $ 43,284         $ 43,717         $ 52,413         $ 65,575         $ 50,620

Ratio of expenses to average net assets       1.15% (a)        1.15%            1.15%            1.30%            1.44%
Ratio of expenses (after reimbursement)
   to average net assets                        N/A              N/A              N/A            1.10%            1.12%
Ratio of net investment income to
   average net assets                         4.96% (a)        4.44%            3.81%            4.12%            3.86%
Ratio of net investment income to
   (after reimbursement) to average
   net assets                                   N/A              N/A              N/A            4.33%            4.19%

(a)  Annualized.
                                                                                                                            Taxable

FINANCIAL HIGHLIGHTS - continued
The Unified Select Technology Index
                                                   Six months
                                                      ended            Year ended      Period Ended
                                                   March 31, 2001     September 30,    September 30,
                                                                    ---------------   --------------
                                                   (Unaudited)           2000            1999 (a)
                                                 ---------------    ---------------   --------------
Selected Per Share Data
Net asset value, beginning of period                    $ 12.17             $ 9.20          $ 10.00
                                                 ---------------    ---------------   --------------
Income from investment operations
   Net investment income (loss)                           (0.01)             (0.05)           (0.01)
   Net realized and unrealized gain (loss)                (5.59)              3.02            (0.79)
                                                 ---------------    ---------------   --------------
Total from investment operations                          (5.60)              2.97            (0.80)
                                                 ---------------    ---------------   --------------
Less distributions
  From net investment income                               0.00               0.00             0.00
  From net realized gain                                  (0.84)              0.00             0.00
                                                 ---------------    ---------------   --------------
Total distributions                                       (0.84)              0.00             0.00

Net asset value, end of period                           $ 5.73            $ 12.17           $ 9.20
                                                 ===============    ===============   ==============

Total Return  (d)                                       (41.49)%            32.28%          (8.00)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                            $ 643           $ 1,514          $ 1,719
Ratio of expenses to average net assets                    0.35% (c)         0.34%            0.35% (c)
Ratio of net investment income (loss) to
   average net assets                                    (0.29)% (c)       (0.34)%            0.26% (c)
Portfolio turnover rate                                   95.14% (c)        98.73%            6.26% (c)

(a) For the period March 1, 1999 (commencement of operations) to September 30,
1999.
(b)  For the period April 14, 1999 (commencement of investment in accordance with objective) to September 30, 1999.
(c)  Annualized.

                                The Unified Funds
                          Notes to Financial Statements
                                 March 31, 2001

     NOTE 1. ORGANIZATION

          The Unified Funds (the "Trust") is an open-end, diversified, management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 20, 1997 (the "Trust Agreement"). The Trust is the successor to the operations of The Vintage Funds. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. There are three series currently authorized by the Trustees and each series is registered under the Investment Company Act of 1940. The Trust consists of a family of no-load mutual funds with three active portfolios, each having its own investment objective and policies.

          The Starwood Strategic Fund seeks growth of capital. The Fund pursues this objective by investing principally in a diversified portfolio of equity securities of seasoned, financially strong growth companies. The Fund commenced operations on June 2, 1995.

          The Taxable Money Market Fund seeks a high level of current income consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing principally in a diversified portfolio of short-term money market instruments. The Fund commenced operations on June 2, 1995.

          The Select Technology Index Fund seeks to track the performance of the Pacific Stock Exchange Technology 100 Index ("PSE Technology 100"). The Fund pursues this objective by investing principally in companies that comprise the PSE Technology 100. The Fund commenced operations on March 1, 1999.

     NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

          Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Fund's adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's adviser, subject to review of the Board of Trustees of the Trust.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund's adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

          The Taxable Money Market Fund uses the amortized cost method for valuing securities, which normally approximates market value, and is intended to result in a constant net asset value ("NAV") of $1.00 per share. Although every effort is made to maintain the NAV at $1.00 per share, there is no assurance that the $1.00 NAV will be maintained at all times.

                                The Unified Funds
                          Notes to Financial Statements
                           March 31, 2001 - continued

     NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

          Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

          Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The Starwood Strategic Fund intends to pay dividends on a quarterly basis. The Taxable Money Market Fund intends to pay dividends on a daily basis. However, to the extent that net realized gains of any Fund could be reduced by any capital loss carry-overs from the Fund, such gains will not be distributed. Dividend distributions are recorded on the ex-dividend date.

          Repurchase Agreement - Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counter party and takes possession of a government debt obligation as collateral. The Fund also agrees with the counter party to allow the counter party to repurchase the financial contract at a specific date and price, thereby determining the yield during the Fund's holding period. This arrangement will result in a fixed rate of return not subject to the market's fluctuation during the holding period indicated in the contract. The value of the collateral is at least equal to the total amount of the repurchase obligation, including interest. In the even of default by the counter party, a Fund has the right to use the collateral to offset any losses incurred.

          Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to net realized gains and paid in capital.

     NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          The Trust has entered into a Management Agreement with Unified Investment Advisers, Inc. (the "Adviser"). Under the terms of each Fund's management agreement (the "Agreements"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except 12b-1 fees, shareholder servicing fees, brokerage, taxes, interest, and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is authorized to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate as follows:


                                                          Amount Adviser Earned
                                     % of Average Net   for the six months ended
                  Fund                Assets of Fund         March 31, 2001.
                --------            ------------------  ------------------------
     The Starwood Strategic Fund            .25%                $ 2,909
     The Taxable Money Market Fund          .90%                177,173
     The Select Technology Index Fund       .35%                  1,666


          Unified Fund Services, Inc. ("Unified"), serves as the Trust's administrator (the "Administrator"). Pursuant to a Mutual Fund Services Agreement with the Trust, the Administrator provides certain administrative personnel and services (including administration, transfer agency and fund accounting services) necessary to operate the Funds. Unified is an affiliate of the Adviser. For its services, the Administrator receives from the Adviser an annual fee, payable monthly, based on each Fund's average daily net assets.

                                The Unified Funds
                          Notes to Financial Statements
                           March 31, 2001 - continued

     NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

          The Fund retains Unified Financial Securities, Inc. (the "Distributor") as the principal distributor of the Funds' shares. A Trustee and officer of the Trust are members of management and/or employees of Unified. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Trust pays the Distributor an annual fee, payable monthly, of up to 0.10% of The Starwood Strategic Fund and The Taxable Money Market Fund. For the six months ended March 31, 2001, the Distributor earned $1,073 and $19,686 from The Starwood Strategic Fund, and The Taxable Money Market Fund, respectively.

          The Distributor is a registered broker/dealer and effects substantially all of the investment portfolio transactions for the Funds. For the six months ended March 31, 2001, brokerage commissions paid to the Distributor by the Funds are as follows:

               The Starwood Strategic Fund                    $ 927
               The Taxable Money Market Fund                      0
               The Select Technology Index Fund                 239

          The Trust has adopted a Shareholder Services Plan (with respect to each Fund) in which financial institutions may enter into a shareholder services agreement with the Trust to provide administrative support services to the Funds. In return for these services, a financial institution may receive payments from each Fund at a rate not exceeding 0.15% of the Fund's average net assets owned beneficially by the institution's clients.

          Certain Trustees and officers of the Trust are "interested persons" (as defined in the Act) of the Trust. One "interested" Trustee and each "non-interested" Trustee is entitled to receive a quarterly Board of Trustees meeting fee of $2,400 and $400 per additional meeting attended, plus expenses for services relating to the Trust.

     NOTE 4. INVESTMENTS

          The Starwood Strategic Fund - For the six months ended March 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $2,163,493 and $4,284,473, respectively. The gross unrealized appreciation for all securities totaled $0 and the gross unrealized depreciation for all securities totaled $7,211 for a net unrealized depreciation of $7,211. The aggregate cost of securities for federal income tax purposes at March 31, 2001 was $35,113.

          The Taxable Money Market Fund - For the six months ended March 31, 2001, the aggregate cost of securities for federal income tax purposes at March 31, 2001 was $42,114,190.

          The Select Technology Index Fund - For the six months ended March 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $849,468 and $1,040,705, respectively. The gross unrealized appreciation for all securities totaled $41,043 and the gross unrealized depreciation for all securities totaled $139,265 for a net unrealized depreciation of $98,222. The aggregate cost of securities for federal income tax purposes at March 31, 2001 was $662,462.

     NOTE 5. ESTIMATES

          Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                The Unified Funds
                          Notes to Financial Statements
                           March 31, 2001 - continued

     NOTE 6. RELATED PARTY TRANSACTIONS

          The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2001, Charles Schwab, for benefit of its customers, beneficially owned over 47% of The Starwood Strategic Fund.